abrdn Funds
(the "Trust")

abrdn Global Equity Impact Fund
(the "Fund")

Supplement dated March 29, 2023 to the Fund's Summary Prospectus dated February 28, 2023, as supplemented to date ("Summary Prospectus")

Effective March 31, 2023, the following replaces the table in the section entitled, "Portfolio Managers":

Name	Title	Served on the Fund Since
Dominic Byrne, CFA®	Deputy Head of Developed Markets	2019	*
Sarah Norris	Head of ESG — Equities	2019	*

*Includes service to Predecessor Fund.

Please retain this Supplement for future reference.